Capital management	12 Months Ended
Mar. 31, 2024
Capital Management [Abstract]
Capital management
46.
Capital management

For the purpose of the capital management, capital includes issued equity capital, compulsorily convertible debentures, compulsorily convertible preference shares, optionally convertible debentures, share premium and all other equity reserves attributable to the equity holders of the parent. The primary objective of the Group's management is to maximise the shareholder value.

The Group manages its capital structure and makes adjustments in light of changes in economic conditions and the requirements of the financial covenants.

To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. The Group monitor capital using a gearing ratio, which is net debt divided by total capital plus net debt. The Group includes within net debt, interest bearing loans and borrowings and other payables, less cash and short-term deposits. The Group systematically evaluates opportunities for managing its assets including that of buying new assets, partially or entirely sell existing assets and potential new joint ventures. Crystallisation of any such opportunity shall help the Group in improving the overall portfolio of assets, cash flow management and shareholder returns.

The policy of the Group is to keep the gearing ratio of the power project to 3:1 during the construction phase and aim to enhance it to 4:1 post the construction phase. This is in line with the industry standard ratio. The current gearing ratios of the various projects in the Group is between 3:1 to 4:1. In order to achieve this overall objective, the capital management of the Group, amongst other things, aims to ensure that they meet financial covenants attached to the interest-bearing loans and borrowings that define capital structure requirements.

There are no unremediated breaches of the covenants on any interest bearing loans and borrowings as at March 31, 2024 and 2023.

No changes were made in the objectives, policies or processes for managing capital during the years ended March 31, 2024, 2023 and 2022.